Accumulated other comprehensive loss. (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated other comprehensive loss.
Schedule of accumulated other comprehensive loss

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2022	Ps.	(13,098)	Ps.	11,162	Ps.	(1,936)
Movements of the year		21,258		(6,377)		14,881
Balance as of December 31, 2022		8,160		4,785		12,945
Movements of the year		2,157		(647)		1,510
Balance as of December 31, 2023		10,317		4,138		14,455
Movements of the year		(10,623)		3,187		(7,436)
Balance as of December 31, 2024	Ps.	(306)	Ps.	7,325	Ps.	7,019